Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Net Sales Attributed to Geographic Areas

NET SALES	2014	2013	2012
Asia	$3,097.9	$2,974.1	$2,752.2
Whereof: China	1,521.6	1,405.5	1,097.6
Japan	687.7	688.2	830.5
Rest of Asia	888.6	880.4	824.1
Americas	3,099.4	2,943.6	2,839.1
Europe	3,043.2	2,885.7	2,675.4
Total	$9,240.5	$8,803.4	$8,266.7

Schedule of Sales By Product

SALES BY PRODUCT	2014	2013	2012
Airbags and associated products1)	$5,951.3	$5,686.0	$5,392.0
Seatbelts and associated products	2,800.1	2,772.7	2,656.5
Active Safety products	489.1	344.7	218.2
Total	$9,240.5	$8,803.4	$8,266.7

1) Includes sales of steering wheels, passive safety electronics and inflators.

Schedule of Long-Lived Assets

LONG-LIVED ASSETS	2014	2013
Asia	$696	$612
Whereof: China	391	277
Japan	98	106
Rest of Asia	207	229
Americas	1,906	1,927
Europe	705	744

Total	$3,307	$3,283